EMPLOYEE BENEFIT PLANS - Pension Benefit Payments (Details) $ in Millions	Dec. 31, 2024 USD ($)
Retirement Benefits [Abstract]
2025	$ 37
2026	38
2027	47
2028	45
2029	46
2030 through 2034	$ 242